Taxation (Details) - Schedule of reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Between The Statutory Tax Rate To Income Before Income Taxes And The Actual Provision For Income Taxes Abstract
(Loss) Profit before income tax expense	[1]	$ (3,840,120)	$ (4,068,887)	$ 864,207
Thailand income tax statutory rate		20.00%	20.00%	20.00%
Income tax at statutory tax rate		$ (768,024)	$ (813,777)	$ 172,841
Deferred tax assets not recognized		768,024
Permanent differences		132,208	80,910	69,996
Income tax expense (benefit)		$ 132,208	$ (732,868)	$ 242,837

[1]	This amount represents profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.